Segments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of Revenue from External Customers by Country

	SIX MONTHS ENDED JUNE 30,
ANALYSIS OF REVENUE BY COUNTRY:	2021	2022
United States	$110,109	$101,178
Italy	27,270	31,800
United Kingdom	36,499	17,552
Germany	3,266	6,533
Colombia	6,198	5,611
Sweden	3,260	3,233
Brazil	1,337	1,409
Switzerland	801	1,053
Japan	1,789	1,038
Spain	—	609
Austria	1,260	467
Netherlands	1,495	161
Denmark	577	9
Other	233	485

Total revenue	$194,094	$171,138

Schedule of Non-current Assets by Country
Non-current
assets by country are as follows:

ANALYSIS OF NON-CURRENT ASSETS BY COUNTRY:	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
United Kingdom	$199,312	$179,232
United States	22,537	22,900
Italy	10,600	9,796
Colombia	3,780	3,602
Other	2,531	3,145

Total	$238,760	$218,675